Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	₨ 7,712		₨ 8,303
Ending Balance	7,790	$ 103	7,712
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,133	161	11,900
Additions	315	4	179
Transfers from Property, Plant and Equipment	379	5	12
Disposals/Adjustments	(7)	0	(92)
Foreign exchange difference	389	5	134
Ending Balance	13,209	175	12,133
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,421	59	3,597
Charge for the year	821	11	812
Transfers from Property, Plant and Equipment			12
Disposals/Adjustments	(2)	0	(73)
Foreign exchange difference	179	2	73
Ending Balance	5,419	$ 72	4,421
Port concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,610		4,831
Ending Balance	4,435		4,610
Port concession rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,962		5,964
Additions	58		32
Disposals/Adjustments	(7)		(34)
Foreign exchange difference	0
Ending Balance	6,013		5,962
Port concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,352		1,133
Charge for the year	228		226
Disposals/Adjustments	(2)		(7)
Foreign exchange difference	0
Ending Balance	1,578		1,352
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	559		712
Ending Balance	483		559
Software licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,214		3,014
Additions	202		147
Transfers from Property, Plant and Equipment	13		12
Disposals/Adjustments			(58)
Foreign exchange difference	150		99
Ending Balance	3,579		3,214
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,655		2,302
Charge for the year	306		333
Transfers from Property, Plant and Equipment			12
Disposals/Adjustments			(66)
Foreign exchange difference	135		74
Ending Balance	3,096		2,655
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,543		2,760
Ending Balance	2,872		2,543
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,957		2,922
Additions	55
Transfers from Property, Plant and Equipment	366
Foreign exchange difference	239		35
Ending Balance	3,617		2,957
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	414		162
Charge for the year	287		253
Foreign exchange difference	44		(1)
Ending Balance	₨ 745		₨ 414